Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share Capital	Share premium	Share-based payment reserve	Retained earnings	Total
Balance at Jul. 25, 2018
Balance (in Shares) at Jul. 25, 2018
Shares issued	€ 50	2			52
Shares issued (in Shares)	50,000
Reorganisation	€ (50)	1			(49)
Reorganisation (in Shares)	2,075,000
Balance at Dec. 31, 2018		3			3
Balance (in Shares) at Dec. 31, 2018	2,125,000
Loss during the year				(2)	(2)
Balance at Dec. 31, 2019		3		(2)	1
Balance (in Shares) at Dec. 31, 2019	2,125,000
Loss during the year				(183,130)	(183,130)
Issue of Share Capital:
HL Acquisition Transaction	€ 1	139,027		(3,566)	135,462
HL Acquisition Transaction (in Shares)	7,033,356
PIPE Financing		48,429		(1,430)	46,999
PIPE Financing (in Shares)	2,450,000
Exercise of Warrants		4,178			4,178
Exercise of Warrants (in Shares)	445,861
Derecognition of warrant liability on exercise		2,416			2,416
Share based payments:
Equity-settled share based compensation			1,438		1,438
Balance at Dec. 31, 2020	€ 1	€ 194,053	€ 1,438	€ (188,128)	€ 7,364
Balance (in Shares) at Dec. 31, 2020	12,054,217